GENERAL (Detail Textuals) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 06, 2014 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of reportable segment | Segment		2
Proceeds from initial public offering	$ 197,700
Offset expense	1,800
Proceeds from option exercised	$ 1,500	$ 7,967	$ 8,769	$ 10,151
Ordinary Shares excluding shares with liquidation preference | IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Initial public offering ordinary shares issued | shares	8,325,000
Price per share (in dollars per share) | $ / shares	$ 25
Exercise of options - prior to IPO | shares	1,463,051